Expense Example {- Fidelity SAI Municipal Income Fund} - 12.31 Fidelity SAI Municipal Income Fund_PRO-06 - Fidelity SAI Municipal Income Fund - Fidelity SAI Municipal Income Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 37
3 years	118
5 years	206
10 years	$ 467